1933 Act/Rule 485(a)

February 7, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Virtus Alternative Solutions Trust
File Nos. 333-191940 and 811-22906
Post-Effective Amendment No.28

To The Commission Staff:

On behalf of Virtus Alternative Solutions Trust (the “Trust” or “Registrant”), transmitted herewith for filing under Rule 485(a) under the Securities Act of 1933 and the Investment Company Act of 1940, is Post-Effective Amendment No. 28 of the Registrant’s Registration Statement on Form N-1A.

This amendment is being filed for the purpose of adding a new class of shares, Class T Shares, to Virtus Multi-Strategy Target Return Fund. It is intended that this filing to be considered a “Template Filing” for purposes of adding Class T Shares to certain other funds within the Virtus Funds complex. As directed in the recent Division of Investment Management’s Guidance Update released in December 2016, we will file a Correspondence Filing following this post-effective amendment filing detailing the other funds in the Virtus Funds complex for which this post-effective amendment filing should be considered a Template Filing.

Please contact Ann Flood at (860) 263-4746 or the undersigned at (860) 263-4790 if you have any questions concerning this amendment.

Very truly yours,

/s/ Jennifer Fromm
Jennifer Fromm

cc:	Ann Flood